Financial Instruments (Details) - Schedule of financial assets at amortized cost - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Assets At Amortized Cost [Abstract]
Trade and other receivables	$ 25,729	$ 32,730
Restricted bank deposit	1,516	1,001
Total current	27,245	33,731
Long-term deposit	3,002	3,416
Total non-current	$ 3,002	$ 3,416